Summary of Employee Benefit Plans Expenses (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Disclosure of defined benefit plans [line items]
Total	$ 142	$ 133	$ 338	$ 305
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	104	131	208	261
Net interest cost (income) on net defined benefit liability (asset)	(6)	6	(12)	12
Defined benefit administrative expenses	3	2	5	5
Total	101	139	201	278
Principal post retirement benefit plan [Member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	2	3	4	5
Net interest cost (income) on net defined benefit liability (asset)	4	2	7	5
Defined benefit administrative expenses
Total	6	5	11	10
Other pension and post retirement benefit plans [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	2	2	3	4
Net interest cost (income) on net defined benefit liability (asset)	5	5	10	10
Past service cost (credit)				1
Defined benefit administrative expenses	1	1	2	2
Total	$ 8	$ 8	$ 15	$ 17